Project Summit - Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended			27 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 39,811	$ 206,426	$ 194,396	$ 48,597	$ 449,419
GLOBAL RIM BUSINESS
Restructuring Cost and Reserve [Line Items]
Restructuring charges			59,033	67,140	21,900	148,073
GLOBAL DATA CENTER BUSINESS
Restructuring Cost and Reserve [Line Items]
Restructuring charges			3,062	1,632	306	5,000
CORPORATE AND OTHER BUSINESS
Restructuring Cost and Reserve [Line Items]
Restructuring charges			144,331	125,624	26,391	296,346
EMPLOYEE SEVERANCE COSTS
Restructuring Cost and Reserve [Line Items]
Restructuring charges			22,809	47,349	20,850	91,008
PROFESSIONAL FEES AND OTHER
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 183,617	$ 147,047	$ 27,747	$ 358,411